Unitholders' Deficit - Narrative (Details) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Class of Stock [Line Items]
Distributions to unitholders			$ 241	$ 0
Series 1 promissory notes | Notes payable
Class of Stock [Line Items]
Principal amounts of notes converted	$ 396	$ 100	$ 1,310	1,602
Class A Units
Class of Stock [Line Items]
Number of votes | vote			1
Class B Preferred Units
Class of Stock [Line Items]
Number of votes | vote			1
Preferred distributions rate	6.00%		6.00%
Unreturned preferred returns	$ 3,944		$ 2,552	884
Capital received from unit issuance	$ 10,548	$ 3,389	$ 16,961	$ 13,480
Unit issuance (in shares) | shares	1,087,508	349,409	1,748,684	1,389,800
Unit issuance price (in usd per share) | $ / shares	$ 9.6992	$ 9.6992	$ 9.6992	$ 9.6992
Class B Preferred Units | Series 1 promissory notes | Notes payable
Class of Stock [Line Items]
Units issued for notes converted (in shares) | shares	40,829	10,310	135,133	165,089
Unit price for notes converted (in usd per share) | $ / shares	$ 9.6992	$ 9.6992	$ 9.6992	$ 9.6992
Class B-1 Preferred Units
Class of Stock [Line Items]
Number of votes | vote			1
Preferred distributions rate	6.00%		6.00%
Unreturned preferred returns	$ 309		$ 210	$ 8